RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheet

MDJM LTD

CONDENSED BALANCE SHEETS

As of December 31,

	2019	2018
Assets
Cash	$4,995,834	$5,626,079
Prepaid expense	1,532	—
Current Assets	4,997,366	5,626,079
Investment in subsidiaries	4,621,653	4,144,076
Total Assets	$9,619,019	$9,770,155

Liabilities and Equity
Current liabilities	$550	$—
Due to subsidiaries	940,734	1,565,174
Total liabilities	941,284	1,565,174
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,640,820 and 11,621,459 shares issued and outstanding as of December 31, 2019 and 2018, respectively	11,641	11,621
Additional paid in capital	6,734,681	6,664,295
Statutory reserve	262,954	232,542
Retained earnings	1,948,804	1,526,110
Accumulated other comprehensive loss	(280,345)	(229,587)
Total MDJM Ltd stockholders’ equity	8,677,753	8,204,981
Total Liabilities and Equity	$9,619,019	$9,770,155

Summary of condensed statements of operations

MDJM LTD

CONDENSED STATEMENTS OF OPERATIONS AND COMPEREHENAIVE INCOME (LOSS)

For the Years Ended December 31,

	2019	2018

Revenue	$—	$—
Share of profit (loss) in subsidiaries	453,106	(515,971)
Start-up fees	—	42,574
Other general and administrative expenses	101,948	—
Total Operating Expenses	101,948	42,574
Income (loss) from operations	351,158	(558,545)
Interest income	26,719	—
Net Income / (Loss)	$377,877	$(558,545)
Other comprehensive income (loss):
Foreign currency translation adjustments	(50,758)	(169,521)
Comprehensive income (loss)	$327,119	$(728,066)

*There were no operating activities in 2017 as MDJMLTD was incorporated in January 2018.

Schedule of statemeny of cash flows

MDJM LTD

CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31
	2019	2018
Net Cash Used in Operating Activities	$(76,211)	$(42,574)
Net Cash (Used in) Provided by Investing Activities	(624,440)	1,565,174
Net Cash Provided by Financing Activities	70,406	4,103,479

Net (decrease) increase in cash and cash equivalents	(630,245)	5,626,079
Cash and cash equivalents - beginning of the year	5,626,079	—
Cash and cash equivalents - end of the year	$4,995,834	$5,626,079

*There were no operating activities in 2017 as MDJM LTD was incorporated in January 2018.